Condensed Consolidated Statement of Stockholders' Equity (CAD)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, December 31, 20 at Dec. 31, 2009	229,426,757	29,531,049	(236,495,281)	22,462,525
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2009	10,328,587
Stock-based compensation		650,620		650,620
Issuance of common shares pursuant to exercise of options	64,772	(29,859)		34,913
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	10,115
Net Income (loss)			(12,415,480)	(12,415,480)
Balance, December 31, 20 at Dec. 31, 2010	229,491,529	30,151,810	(248,910,761)	10,732,578
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2010	10,338,702
Stock-based compensation		626,119		626,119
Issuance of common shares pursuant to exercise of options	126,886	(116,225)		10,661
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	20,033
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	3,882,838			3,882,838
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	1,789,900
Net Income (loss)			(9,936,926)	(9,936,926)
Balance, December 31, 20 at Dec. 31, 2011	233,501,253	30,661,704	(258,847,687)	5,315,270
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2011	12,148,635
Stock-based compensation		981,656		981,656
Issuance of common shares pursuant to exercise of options	193,925	(122,880)		71,045
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	38,635
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	3,038,158			3,038,158
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	1,848,601
Issuance of common shares pursuant to exercise of warrants	1,511,997			1,511,997
Issuance of common shares pursuant to exercise of warrants (in Shares)	269,485			54,545
Net Income (loss)			29,793,048	29,793,048
Balance, December 31, 20 at Dec. 31, 2012	238,245,333	31,520,480	(229,054,639)	40,711,174
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2012	14,305,356